Income Taxes (Schedule Of Computation Of Income Tax Expense Differed From The Amounts Computed By Applying Of Statutory Federal Income Tax Rate To Income/(Loss) Before Income Taxes) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Federal income tax rate	35.00%	35.00%	35.00%
Tax computed at statutory rate	$ 52,447	$ 18,114	$ (142,082)
State income taxes	(2,542)	(5,806)	(8,895)
BOLI - cash surrender value	(6,757)	(9,671)	(1,898)
Tax-exempt interest	(3,732)	(1,820)	(802)
Tax credits	(23,494)	(23,788)	(22,312)
Goodwill			3,205
Other	(86)	1,789	2,068
Total income tax expense/(benefit)	$ 15,836	$ (21,182)	$ (170,716)